LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN SHORT TERM BOND FUND

June 1, 1998

Dear Shareholder:

We are pleased to report that for the six months ended April 30, 1998, the J.P. Morgan Short Term Bond Fund provided a return of 2.98%. This compares to a 2.66% for the Lipper Short Investment Grade Debt Funds Average and a 2.89% return for its benchmark, the Merrill Lynch 1-3 Year Treasury Index.

The fund's net asset value remained stable at $9.85 on April 30, 1998 from $9.85 at October 31, 1997, after paying approximately $0.29 per share in dividends from ordinary income during the reporting period. The fund's net assets stood at $23.2 million at the end of the reporting period. The net assets of the Short Term Bond Portfolio, in which the fund invests, totaled approximately $99.7 million on April 30, 1998.

Connie J. Plaehn, lead portfolio manager for the Short Term Bond Portfolio, in which the fund invests, discusses some of the events affecting the fund over the previous six months and offers her views on the upcoming months.

As chairman and president of Asset Management Services, we appreciate your investment in the fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 521-5411.

Sincerely yours,


/s/ Ramon de Oliveira                   /s/ Keith M. Schappert

Ramon de Oliveira                       Keith M. Schappert
Chairman of Asset Management Services   President of Asset Management Services
J.P. Morgan & Co. Incorporated          J.P. Morgan & Co. Incorporated


--------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS . . . .1     FUND FACTS AND HIGHLIGHTS. . . . . . 6

FUND PERFORMANCE . . . . . . . . .2     SPECIAL FUND-BASED SERVICES. . . . . 7

PORTFOLIO MANAGER Q&A. . . . . . .3     FINANCIAL STATEMENTS . . . . . . . .10
--------------------------------------------------------------------------------

FUND PERFORMANCE


EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.


PERFORMANCE                                       TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURN
                                                  ----------------------        ----------------------------------------
                                                  THREE          SIX            ONE            THREE          SINCE
AS OF APRIL 30, 1998                              MONTHS         MONTHS         YEAR           YEARS          INCEPTION*
------------------------------------------------------------------------        ----------------------------------------
J.P. Morgan Short Term Bond Fund                  0.94%          2.98%          6.77%          6.50%          5.25%

Merrill Lynch 1-3 Year Treasury Index             0.96%          2.89%          7.14%          6.71%          5.63%

Lipper Short Investment Grade
   Debt Funds Average                             0.95%          2.66%          6.67%          6.39%          5.32%


AS OF MARCH 31, 1998
------------------------------------------------------------------------        ----------------------------------------
J.P. Morgan Short Term Bond Fund                  1.56%          2.89%          7.10%          6.69%          5.24%

Merrill Lynch 1-3 Year Treasury Index             1.47%          3.17%          7.51%          6.86%          5.62%

Lipper Short Investment Grade
   Debt Funds Average                             1.39%          2.80%          7.03%          6.56%          5.32%




*7/8/93 -- COMMENCEMENT OF OPERATIONS (GROWTH AND AVERAGE ANNUAL TOTAL RETURNS BASED ON THE MONTH END FOLLOWING INCEPTION). THE FUND'S AVERAGE ANNUAL TOTAL RETURN SINCE ITS COMMENCEMENT OF OPERATIONS ON 7/8/93 THROUGH 4/30/98 IS 5.17%.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS.HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER. THE MERRILL LYNCH 1-3 YEAR TREASURY INDEX IS AN UNMANAGED INDEX WHICH MEASURES SHORT-TERM MARKET PERFORMANCE. THE INDEX DOES NOT INCLUDE FEES OR EXPENSES AND IS NOT AVAILABLE FOR ACTUAL INVESTMENT. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PORTFOLIO MANAGER Q&A


[PHOTO]


Following is an interview with CONNIE J. PLAEHN, a member of the portfolio management team for the Short Term Bond Portfolio, in which the fund invests. Before assuming portfolio management responsibilities at J.P. Morgan Investment Management, Connie also worked at J.P. Morgan Securities and J.P. Morgan Futures. This interview was conducted on May 25, 1998 and reflects Connie's views on that date.

WHAT WERE THE MOST SIGNIFICANT EVENTS IN THE MARKET DURING THE SIX MONTHS ENDED APRIL 30?

CJP: The biggest event was the dramatic widening of interest rate spreads in the fourth quarter of 1997, and the subsequent narrowing of spreads in the first quarter of this year.

When Asia's problems came to the forefront again in the fall, there was a flight to quality into U.S. Treasuries. Treasuries also had help on the supply side of the equation. Treasury issuance is shrinking while, due to favorable conditions for financing, corporate issuance is growing. But in the first week of February, investors suddenly woke up and saw the value in the corporate market. Spreads then contracted very dramatically and very quickly, and eventually traded through their November levels.

HOW DID THIS AFFECT THE PORTFOLIO?

CJP: This portfolio is strategically underweighted in Treasury securities. As spreads between Treasuries and other sectors widened last fall, the fund's performance relative to its Treasury benchmark suffered. So far in 1998, however, the fund's relative performance has benefited as spreads have narrowed.

WHICH SECURITIES WERE AFFECTED THE MOST?

CJP: The portfolio held some Korean positions that were downgraded to below investment grade. It was a very small percentage of the portfolio, but when spreads widen as dramatically as they did, even a small position can have a significant effect. We bought these securities after their prices had already fallen, but after they lost the investment grade rating, many holders were required to sell them immediately and they fell fur ther. Our opinion throughout was, despite an obvious liquidity problem, there was little chance of a default.

THAT WAS LAST YEAR. WHERE DID THE SITUATION STAND AT THE END OF APRIL?

CJP: We ended up trading very well on these positions. We held onto the original securities long enough for them to rebound and we sold them at a profit. Then in April, the Republic of Korea came out with a $4 billion new issue, which we purchased and again sold at a profit. So our trading of the Korean holdings has been quite successful.

WHY WOULD A U.S. BOND FUND INVEST OVERSEAS?

CJP: It's because of the opportunities available from a wider universe of securities. We have the global credit resources to take advantage of those opportunities, and we hedge these positions back into the U.S. dollar, so we're not introducing currency risk.

Here's something else to think about. The definition of foreign is not very clear in the U.S. fixed-income markets. If you look at the broad market indices, 5% of the bonds issued in the U.S. are what are called Yankee bonds -- foreign bonds issued through the U.S. fixed-income markets. So they are part of the U.S. markets even though the issuers are not domiciled in the U.S. And this portfolio does own Yankee issues.

The portfolio also currently owns French and German holdings. While issued in their respective currencies, we have hedged them back into the U.S. dollar. Our reasoning is that, on a fully hedged basis, the spread relative to U.S. Treasuries is very attractive compared to what you can find in the domestic markets.

THE FUND'S RETURNS EXCEEDED THOSE OF ITS BENCHMARK FOR THE REPORTING PERIOD. ARE THERE OTHER SIGNIFICANT POINTS THAT CONTRIBUTED TO THIS ACHIEVEMENT?

CJP: We had a string of successes with high-yield bonds that were purchased, and then were tendered at attractive levels. In other words, we bought them at a wider spread and they were tendered at a narrower spread. Another factor was the portfolio's long duration, relative to the benchmark.

WHAT'S YOUR OUTLOOK FOR THE NEXT FEW MONTHS?

CJP: We have taken off some of the portfolio's duration position because we are concerned with the strength of the economy and the possibility of the Federal Reserve raising interest rates. We believe a portfolio like this should normally have a longer duration than the benchmark because the yield curve usually has a positive slope. For much of the reporting period, we kept the portfolio's duration between 2.3 and 2.4 years. Now it's between 1.9 and 2.1 years. While that's still a little bit long, we've shortened it because the yield curve is currently very flat. It doesn't pay to be long right now.

That reflects our interest rate view. We don't think the Fed will actually move interest rates until later in the year, possibly at the August Federal Open Market Committee meeting. If that is to occur, we'll probably get some warning from Mr. Greenspan in July at the Humphrey-Hawkins testimony.

ASIDE FROM SHORTENING THE PORTFOLIO'S DURATION, HOW IS THE FUND POSITIONED FOR THE NEAR TERM?

CJP: We've recently increased the portfolio's mortgage holdings to over 30%. Again, we have about a 6% weighting on the non-dollar bonds, hedged back into U.S. currency. We've cut back on asset-backed holdings, looking instead for attractive corporate spreads. The portfolio is pretty much at its limit on triple-B and double-B securities, and we remain confident with these holdings. We continue to look at these credits on a security by security basis rather than on a sector basis, as our track record for security selection with these types of holdings has been pretty good.

FUND FACTS


INVESTMENT OBJECTIVE
J.P. Morgan Short Term Bond Fund seeks to provide high total return while attempting to limit the likelihood of negative quarterly returns. It is designed for investors who do not require the stable net asset value typical of a money market fund, but who seek less price fluctuation than is typical of a longer term bond fund.

--------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
7/8/93

--------------------------------------------------------------------------------
FUND NET ASSETS AS OF 4/30/98
$23,219,588

--------------------------------------------------------------------------------
PORTFOLIO NET ASSETS AS OF 4/30/98
$99,731,115

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/11/98


EXPENSE RATIO
The fund's current annualized expense ratio of 0.50% covers shareholders' expenses for custody, tax reporting, investment advisory, and shareholder services, after reimbursement. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring redemption proceeds from the fund.


FUND HIGHLIGHTS
ALL DATA AS OF APRIL 30, 1998

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

CORPORATE DEBT OBLIGATIONS                    27.8%

U.S. GOVERNMENT AGENCIES                      18.9%

COLLATERALIZED MORTGAGE OBLIGATIONS/
ASSET BACKED SECURITIES                       15.5%

FOREIGN CORPORATE OBLIGATIONS                 11.6%

FOREIGN GOVERNMENT OBLIGATIONS
AND SOVEREIGN BONDS                            7.7%

REPURCHASE AGREEMENT                           5.3%

U.S. TREASURIES                                3.7%

PREFERRED STOCK                                0.4%

OTHER-COMMERCIAL PAPER
(SHORT-TERM)                                   9.1%


30-DAY SEC YIELD
6.03%*

DURATION
2.0 years

QUALITY BREAKDOWN
AAA**                                        58.45%
AA                                            4.43%
A                                            20.62%
BBB                                           8.56%
Not Rated                                     1.10%
Other                                         6.84%

* YIELD REFLECTS THE REIMBURSEMENT OF CERTAIN FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, THE 30-DAY SEC YIELD WOULD HAVE BEEN LOWER.

** INCLUDES U.S. GOVERNMENT AGENCY, TREASURY OBLIGATIONS, REPURCHASE AGREEMENTS AND COMMERCIAL PAPER.

SPECIAL FUND-BASED SERVICES

PIERPONT ASSET ALLOCATION SERVICE (PAAS)
For many investors, a diversified portfolio -- including short-term instruments, bonds, and stocks -- can offer an excellent opportunity to achieve one's investment objectives. PAAS provides investors with a comprehensive management program for their portfolios. Through this service, investors can:

- create and maintain an asset allocation that is specifically targeted at meeting their most critical investment objectives.

- make ongoing tactical adjustments in the actual asset mix of their portfolios to capitalize on shifting market trends.

- make investments through the J.P. Morgan Funds, a family of diversified mutual funds.

PAAS is available to clients who invest a minimum of $500,000 in the J.P. Morgan Funds.

IRA MANAGEMENT SERVICE
As one of the few remaining investments that can help your assets grow tax-deferred until retirement, the IRA enables more of your dollars to work for you longer. Morgan offers an IRA Rollover plan that helps you to build well-balanced long-term investment portfolios, diversified across a wide array of mutual funds. From money markets to emerging markets, the J.P. Morgan Funds provide an excellent way to help you accumulate long-term wealth for retirement.

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. MORGAN GUARANTY TRUST COMPANY OF NEW YORKSERVES AS AN INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

Past performance is no guarantee for future performance. Returns are net of fees, assume the reinvestment of fund distributions and may reflect the reimbursement of fund expenses as described in the prospectus. Had expenses not been subsidized, returns would have been lower. The fund invests through a master portfolio (another fund with the same objective).

CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

                     THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY

J.P. MORGAN SHORT TERM BOND FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 1998
--------------------------------------------------------------------------------

ASSETS
Investment in The Short Term Bond Portfolio
  ("Portfolio"), at value                          $22,875,959
Receivable for Shares of Beneficial Interest Sold      401,945
Receivable for Expense Reimbursements                    6,702
Deferred Organization Expenses                           1,232
Prepaid Trustees' Fees                                      20
Prepaid Expenses and Other Assets                           35
                                                   -----------
    Total Assets                                    23,285,893
                                                   -----------
LIABILITIES
Dividends Payable to Shareholders                       32,940
Shareholder Servicing Fee Payable                        3,921
Payable for Shares of Beneficial Interest
  Redeemed                                               1,007
Administrative Services Fee Payable                        570
Fund Services Fee Payable                                   80
Administration Fee Payable                                  51
Accrued Expenses                                        27,736
                                                   -----------
    Total Liabilities                                   66,305
                                                   -----------
NET ASSETS
Applicable to 2,357,119 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $23,219,588
                                                   -----------
                                                   -----------
Net Asset Value, Offering and Redemption Price
  Per Share                                              $9.85
                                                          ----
                                                          ----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $23,265,826
Distributions in Excess of Net Investment Income        (1,127)
Accumulated Net Realized Loss on Investment and
  Foreign Currency Contracts and Transactions          (45,619)
Net Unrealized Appreciation of Investment and
  Foreign Currency Contracts and Translations              508
                                                   -----------
    Net Assets                                     $23,219,588
                                                   -----------
                                                   -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN SHORT TERM BOND FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                    $652,627
Allocated Portfolio Expenses (Net of
  Reimbursement of $15,276)                                   (25,462)
                                                             --------
    Net Investment Income Allocated from
      Portfolio                                               627,165
FUND EXPENSES
Shareholder Servicing Fee                          $20,365
Transfer Agent Fees                                 10,980
Registration Fees                                    8,786
Printing Expenses                                    7,271
Professional Fees                                    5,676
Amortization of Organization Expenses                3,102
Administrative Services Fee                          3,037
Fund Services Fee                                      312
Administration Fee                                     247
Trustees' Fees and Expenses                            133
Miscellaneous                                        2,194
                                                   -------
    Total Fund Expenses                             62,103
Less: Reimbursement of Expenses                    (36,652)
                                                   -------
NET FUND EXPENSES                                              25,451
                                                             --------
NET INVESTMENT INCOME                                         601,714
NET REALIZED GAIN ON INVESTMENT AND FOREIGN
  CURRENCY CONTRACTS AND TRANSACTIONS ALLOCATED
  FROM PORTFOLIO                                                2,988
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENT AND FOREIGN CURRENCY CONTRACTS AND
  TRANSLATIONS ALLOCATED FROM PORTFOLIO                       (13,009)
                                                             --------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                 $591,693
                                                             --------
                                                             --------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN SHORT TERM BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE SIX
                                                   MONTHS ENDED
                                                    APRIL 30,      FOR THE FISCAL
                                                       1998          YEAR ENDED
                                                   (UNAUDITED)    OCTOBER 31, 1997
                                                   ------------   ----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    601,714   $       746,254
Net Realized Gain on Investment and Foreign
  Currency Contracts and Transactions Allocated
  from Portfolio                                          2,988            26,290
Net Change in Unrealized Depreciation of
  Investment and Foreign Currency Contracts and
  Translations Allocated from Portfolio                 (13,009)          (43,952)
                                                   ------------   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                        591,693           728,592
                                                   ------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                  (603,076)         (745,546)
                                                   ------------   ----------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold     11,758,841        10,363,959
Reinvestment of Dividends                               460,138           553,236
Cost of Shares of Beneficial Interest Redeemed       (3,507,292)       (4,587,707)
                                                   ------------   ----------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                             8,711,687         6,329,488
                                                   ------------   ----------------
    Total Increase in Net Assets                      8,700,304         6,312,534
NET ASSETS
Beginning of Period                                  14,519,284         8,206,750
                                                   ------------   ----------------
End of Period (including undistributed net
  investment income of $0 and $235, respectively)  $ 23,219,588   $    14,519,284
                                                   ------------   ----------------
                                                   ------------   ----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN SHORT TERM BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                                                                              FOR THE PERIOD
                                                       FOR THE         FOR THE FISCAL YEAR ENDED OCTOBER       JULY 8, 1993
                                                   SIX MONTHS ENDED                   31,                    (COMMENCEMENT OF
                                                    APRIL 30, 1998    -----------------------------------   OPERATIONS) THROUGH
                                                     (UNAUDITED)       1997      1996     1995      1994     OCTOBER 31, 1993
                                                   ----------------   -------   ------   -------   ------   -------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $          9.85    $  9.86   $ 9.84   $  9.60   $ 9.99   $            10.00
                                                   ----------------   -------   ------   -------   ------   -------------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                         0.29       0.58     0.53      0.57     0.45                 0.10
Net Realized and Unrealized Gain (Loss) on
  Investment and Foreign Currency Contracts and
  Transactions                                                  --      (0.01)    0.02      0.24    (0.39)               (0.01)
                                                   ----------------   -------   ------   -------   ------   -------------------
Total from Investment Operations                              0.29       0.57     0.55      0.81     0.06                 0.09
                                                   ----------------   -------   ------   -------   ------   -------------------

LESS DISTRIBUTIONS TO
  SHAREHOLDERS FROM
Net Investment Income                                        (0.29)     (0.58)   (0.53)    (0.57)   (0.45)               (0.10)
                                                   ----------------   -------   ------   -------   ------   -------------------

NET ASSET VALUE, END OF PERIOD                     $          9.85    $  9.85   $ 9.86   $  9.84   $ 9.60   $             9.99
                                                   ----------------   -------   ------   -------   ------   -------------------
                                                   ----------------   -------   ------   -------   ------   -------------------

RATIOS AND SUPPLEMENTAL DATA
Total Return                                                  2.98%(a)    5.98%   5.77%     8.70%    0.61%                0.94%(a)
Net Assets, End of Period (in thousands)           $        23,220    $14,519   $8,207   $10,330   $6,008   $            6,842
Ratios to Average Net Assets
  Expenses                                                    0.50%(b)    0.50%   0.62%     0.67%    0.69%                0.67%(b)
  Net Investment Income                                       5.91%(b)    5.94%   5.42%     5.88%    4.49%                3.44%(b)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                     0.51%(b)    0.88%   0.99%     0.81%    1.36%                2.80%(b)

------------------------
(a) Not annualized.

(b) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The J.P. Morgan Short Term Bond Fund (the "fund") is a separate series of the J.P. Morgan Funds, a Massachusetts business trust (the "trust"), which was organized on November 4, 1992. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund commenced operations on July 8, 1993. Prior to January 1, 1998, the trust's and the fund's names were The JPM Pierpont Funds and The JPM Pierpont Short Term Bond Fund, respectively.

The fund invests all of its investable assets in The Short Term Bond Portfolio (the "portfolio"), a no-load diversified, open-end management investment company having the same investment objective as the fund. The value of such investment included in the Statement of Assets and Liabilities reflects the fund's proportionate interest in the net assets of the portfolio (23% at April 30, 1998). The performance of the fund is directly affected by the performance of the portfolio. The financial statements of the portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) Valuation of securities by the portfolio is discussed in Note 1a of the portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the portfolio each day. All the net investment income and realized and unrealized gain and loss of the portfolio is allocated pro rata among the fund and other investors in the portfolio at the time of such determination.

   c) Substantially all the fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholders of net realized capital gain, if any, are declared and paid annually.

   d) The fund incurred organization expenses in the amount of $31,753. Morgan Guaranty Trust Company of New York ("Morgan") has paid the organization expenses of the fund. The fund has agreed to reimburse Morgan for these costs which are being deferred and are being amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the fund.

   e) Expenses incurred by the trust with respect to any two or more funds in the trust are allocated in proportion to the net assets of each fund in the trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   f) The fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

J.P. MORGAN SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund, and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the six months ended April 30, 1998, the fee for these services amounted to $247.

   b) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios in which the trust and the J.P. Morgan Institutional Funds (formerly the The JPM Institutional Funds) invest (the "master portfolios") and J.P. Morgan Series Trust (formerly JPM Series Trust) in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended April 30, 1998, the fee for these services amounted to $3,037.

      In addition, Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund, including the expenses allocated to the fund from the portfolio, at no more than 0.50% of the average daily net assets of the fund through February 28, 1999. For the six months ended April 30, 1998, Morgan has agreed to reimburse the fund $36,652 for expenses under this agreement.

   c) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance services to fund shareholders. The agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.20% of the average daily net assets of the fund. For the six months ended April 30, 1998, the fee for these services amounted to $20,365.

      Morgan, Charles Schwab & Co. ("Schwab") and the trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the services

J.P. MORGAN SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------
      agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the trust and Morgan is terminated, the fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

   d) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $312 for the six months ended April 30, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of the total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $100.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the fund were as follows:

                                                   FOR THE SIX
                                                   MONTHS ENDED
                                                    APRIL 30,      FOR THE FISCAL
                                                       1998          YEAR ENDED
                                                   (UNAUDITED)    OCTOBER 31, 1997
                                                   ------------   ----------------
Shares sold......................................    1,192,482          1,052,422
Reinvestment of dividends........................       46,690             56,273
Shares redeemed..................................     (356,009)          (467,292)
                                                   ------------   ----------------
Net Increase.....................................      883,163            641,403
                                                   ------------   ----------------
                                                   ------------   ----------------

4. CREDIT AGREEMENT

The trust, on behalf of the fund, together with other affiliated investment companies (the "funds"), entered into a revolving line of credit agreement (the "Agreement") on May 28, 1997, with unaffiliated lenders. Additionally, since all the investable assets of the fund are in the portfolio, the portfolio is party to certain covenants of the Agreement. The maximum borrowing under the Agreement is $150,000,000. The Agreement expires on May 27, 1998, however, the fund as party to the Agreement has extended the Agreement and will continue its participation therein for an additional 364 days until May 26, 1999. The maximum borrowing under the new agreement will be $150,000,000. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. The funds pay a commitment fee at an annual rate of 0.065% on the unused portion of the committed amount which is allocated to the funds in accordance with procedures established by their respective trustees or directors. The fund has not borrowed pursuant to the Agreement as of April 30, 1998.

The Short Term Bond Portfolio

Semi-Annual Report April 30, 1998

(The following pages should be read in conjunction with J.P. Morgan Short Term Bond Fund
Semi-Annual Financial Statements)

THE SHORT TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                   MOODY'S/S&P
  PRINCIPAL                                                           RATING
  AMOUNT{::}                  SECURITY DESCRIPTION                 (UNAUDITED)      VALUE
-------------  --------------------------------------------------  ------------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS AND ASSET BACKED SECURITIES (17.7%)
FINANCIAL SERVICES (17.7%)
$   1,499,996  AFC Home Equity Loan Trust, Series 1997-3, Class
                 1A4, 7.07%
                 due 09/27/27....................................    Aaa/AAA     $  1,521,559
      867,027  Bear Stearns Structured Securities Inc.,
                 Sequential Payer, Series 1997-2,
                 Class 1A1, Callable, (144A), 7.00% due
                 08/25/36........................................     Aaa/NR          870,549
    2,771,255  CS First Boston Mortgage Securities Corp.,
                 Sequential Payer, Series 1997-C1, Class A1A,
                 Callable, 6.96% due 01/20/04 (t)................    Aaa/AAA        2,831,011
    1,529,854  Deutsche Mortgage & Asset Receiving Corp., Series
                 98-C1, 6.22%
                 due 06/15/31....................................     Aaa/NR        1,530,212
      354,265  Fleetwood Credit Corp. Grantor Trust, Sequential
                 Payer, Series 1994-A,
                 Class A, Callable, 4.70% due 07/15/09...........    Aaa/AAA          346,669
      327,923  Green Tree Financial Corporation, Series 1995-8,
                 Class A2, Callable, 6.15% due 12/15/26..........    Aaa/AAA          328,739
    1,500,000  Green Tree Home Equity Loan Trust, Sequential
                 Payer, Series 1998-A,
                 Class A2, Callable, 6.04% due 06/15/29..........     NR/AAA        1,490,100
      203,186  Green Tree Home Improvement Loan Trust, Sequential
                 Payer, Series 1995-D, Class A2, Callable, 6.25%
                 due 09/15/25....................................     Aaa/NR          204,303
      979,186  Green Tree Recreational, Equipment & Consumer
                 Trust, Sequential Payer, Series 1998-A, Class
                 A1C, Callable, 6.18% due 06/15/19...............     NR/AAA          978,268
      979,448  Merrill Lynch Mortgage Investors, Inc., Sequential
                 Payer, Series 1997-C2, Class A1, 6.46% due
                 12/10/29........................................    Aaa/AAA          989,089
      164,310  Merrill Lynch Mortgage Investors, Inc., Collateral
                 Strip Interest,
                 Series 1994-C1, Class A, Callable, 8.66% due
                 11/25/20........................................     NR/AAA          164,567
      222,110  Merrill Lynch Mortgage Investors, Inc.,
                 Subordinated Bond, CSTR, Series 1995-C2, Class
                 E, Callable, 8.25% due 06/15/21.................     Ba3/NR          220,722
    1,000,000  Morgan Stanley Capital I, Sequential Payer, Class
                 1997-ALIC, Class A1B, Callable, 6.44% due
                 01/15/28........................................     Aaa/NR          997,500
    1,000,000  Mortgage Capital Funding, Inc., Sequential Payer,
                 Series 1998-MCI, Class 1, 6.417% due 03/18/30...     NR/AAA        1,005,000
      195,299  Newcourt Receivables Asset Trust, Sequential
                 Payer, Series 1996-1, Class A, Callable, 6.79%
                 due 08/20/03....................................     NR/AAA          196,313
      329,890  Newcourt Receivables Asset Trust, Sequential
                 Payer, Series 1996-3, Class A, Callable, 6.24%
                 due 12/20/04....................................     NR/AAA          330,251
      400,000  Niantic Bay Fuel Trust, 9.02% due 06/05/98........     NR/NR           397,000
    2,582,658  Residential Funding Mortgage Securities I, REMIC:
                 Sequential Payer,
                 Series 1998-S7, Class A1, Callable, 6.50% due
                 03/25/13 (t)....................................     NR/AAA        2,571,763
      686,098  Salomon Brothers Mortgage Securities VII Inc.,
                 Sequential Payer, Series 1997-HUD1, Class A1,
                 Callable, 6.97% due 12/25/30....................     Aaa/NR          690,880
                                                                                 ------------
                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS AND
                     ASSET BACKED SECURITIES (COST
                     $17,654,962)................................                  17,664,495
                                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                   MOODY'S/S&P
  PRINCIPAL                                                           RATING
  AMOUNT{::}                  SECURITY DESCRIPTION                 (UNAUDITED)      VALUE
-------------  --------------------------------------------------  ------------  ------------
CORPORATE OBLIGATIONS (32.8%)
APPARELS & TEXTILES (1.5%)
$   1,000,000  Fruit of the Loom Inc., 7.875% due 10/15/99.......    Ba1/BBB-    $  1,012,600
      400,000  Westpoint Stevens Inc., Callable, 9.375% due
                 12/15/05 (s)....................................     B2/BB-          435,000
                                                                                 ------------
                                                                                    1,447,600
                                                                                 ------------

BANKING (4.4%)
    2,000,000  Banc One Corp, MTN, 6.25% due 10/01/01............    Aa3/AA-        2,004,080
    1,000,000  Citicorp, Series F, MTN, 6.38% due 11/12/02.......     Aa3/A+        1,006,790
    1,250,000  First Chicago NBD Corp., 8.875% due 03/15/02
                 (s).............................................      A2/A         1,359,750
                                                                                 ------------
                                                                                    4,370,620
                                                                                 ------------

CHEMICALS (1.0%)
    1,000,000  Cytec Industries, Inc., Callable, 6.50% due
                 03/15/03 (s)....................................    Baa2/BBB         992,880
                                                                                 ------------

COMPUTER SYSTEMS (0.8%)
      750,000  Computer Associates Intl., Inc., Callable, (144A),
                 6.25% due 04/15/03..............................    Baa1/A-          745,575
                                                                                 ------------

FINANCIAL SERVICES (15.7%)
      610,000  Associates Corp. North America, 5.96% due
                 05/15/37........................................    Aa3/AA-          613,477
    1,250,000  Banesto Delaware Inc., 8.25% due 07/28/02 (t).....     A3/NR         1,333,537
    1,500,000  Beneficial Corp., MTN, 8.20% due 03/15/02.........      A2/A         1,597,725
    1,750,000  CIT Group Holdings, MTN, 7.125% due 06/17/02
                 (s).............................................     Aa3/A+        1,806,683
    1,300,000  General Motors Acceptance Corp., MTN, 6.85% due
                 04/17/01........................................      A3/A         1,324,492
      800,000  Homeside Lending Inc., MTN, 6.875% due 06/30/02...    Baa2/BBB         813,904
    1,000,000  Household Finance Corp., Series E, MTN, 6.125% due
                 02/27/03........................................      A2/A           988,830
    2,000,000  ICI Investments, Series E, MTN, 6.75% due 08/07/02
                 (s).............................................    Baa1/A-        2,026,380
    1,000,000  National City Capital Trust I, Callable, Putable,
                 6.75% due 06/01/29 (v)..........................     NR/A-         1,007,300
    1,100,000  Sears Roebuck Acceptance Corp., Series 2, MTN,
                 6.85% due 07/03/01 (s)..........................     A2/A-         1,120,108
    1,000,000  Sears Roebuck Acceptance Corp., Series 3, MTN,
                 7.24% due 04/21/03 (s)..........................     A2/A-         1,035,130
    1,000,000  Sears Roebuck Acceptance Corp., Series 3, MTN,
                 7.03% due 06/04/03 (s)..........................     A2/A-         1,029,620
    1,000,000  Westinghouse Credit Corp., MTN, 9.01% due
                 05/18/98........................................     Ba1/BB        1,001,300
                                                                                 ------------
                                                                                   15,698,486
                                                                                 ------------

FOREST PRODUCTS & PERSONAL CARE (1.5%)
    1,375,000  Georgia-Pacific Corp., 9.95% due 06/15/02.........   Baa2/BBB-       1,541,705
                                                                                 ------------

HEALTH & PERSONAL CARE (0.5%)
      500,000  Playtex Products, Inc., Callable 12/15/98, 9.00%
                 due 12/15/03....................................      B2/B           512,500
                                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                   MOODY'S/S&P
  PRINCIPAL                                                           RATING
  AMOUNT{::}                  SECURITY DESCRIPTION                 (UNAUDITED)      VALUE
-------------  --------------------------------------------------  ------------  ------------
HEALTH SERVICES (0.6%)
$     500,000  Tenet Healthcare Corp., Callable 03/01/00, 10.125%
                 due 03/01/05....................................     Ba3/NR     $    556,615
                                                                                 ------------

MISCELLANEOUS (1.0%)
    1,000,000  Beckman Instruments Inc., Callable, (144A), 7.10%
                 due 03/04/03 (t)................................    Ba1/BB+          996,550
                                                                                 ------------

OIL-SERVICES (1.0%)
    1,000,000  Oil Purchase Co., Sinking Fund, (144A), 7.10% due
                 04/30/02........................................    Baa3/BBB       1,002,500
                                                                                 ------------

PACKAGING & CONTAINERS (1.0%)
      500,000  Stone Container Corp., Callable 02/01/99, 9.875%
                 due 02/01/01....................................      B2/B           514,375
      500,000  Stone Container Corp., Series B, Callable
                 12/05/97, 12.25% due 04/01/02...................     B3/B-           515,625
                                                                                 ------------
                                                                                    1,030,000
                                                                                 ------------

TELECOMMUNICATIONS (2.9%)
    1,350,000  MCI Communications Corp., Callable, Putable,
                 6.125% due 04/15/02 (v).........................     Baa2/A        1,342,724
    1,500,000  TCI Communications Inc., Series B, MTN, 7.35% due
                 08/27/01........................................   Baa3/BBB-       1,550,055
                                                                                 ------------
                                                                                    2,892,779
                                                                                 ------------

TELEPHONE (0.9%)
      865,000  US West Capital Funding Inc., 6.85% due
                 01/15/02........................................   Baa1/BBB+         878,935
                                                                                 ------------
                   TOTAL CORPORATE OBLIGATIONS (COST
                     $32,717,279)................................                  32,666,745
                                                                                 ------------

FOREIGN CORPORATE OBLIGATIONS (13.2%)
AUSTRALIA (1.4%)
BANKING
    1,250,000  Westpac Banking Ltd., 9.125% due 08/15/01 (s).....     A1/A+         1,356,738
                                                                                 ------------

BRAZIL (0.4%)
BANKING
      200,000  Banco do Brasil S.A., (144A), 9.00% due
                 08/05/98........................................     NR/NR           201,004
FINANCIAL SERVICES
      200,000  Safra Leasing S.A., (144A), 8.125% due 06/16/05...     B1/NR           192,000
                                                                                 ------------
                                                                                      393,004
                                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                   MOODY'S/S&P
  PRINCIPAL                                                           RATING
  AMOUNT{::}                  SECURITY DESCRIPTION                 (UNAUDITED)      VALUE
-------------  --------------------------------------------------  ------------  ------------
CANADA (0.2%)
FOREST PRODUCTS & PAPER
$     200,000  Canadian Pacific Forest Products Ltd., 9.25% due
                 06/15/02........................................    Baa3/NR     $    214,132
                                                                                 ------------

CAYMAN ISLANDS (0.7%)
FINANCIAL SERVICES
      715,000  Cheung Kong Finance Cayman, 5.50% due 09/30/98....     NR/NR           704,275
                                                                                 ------------

JAPAN (1.0%)
ELECTRIC
    1,000,000  Chugoku Electric Power Co., 8.00% due 02/23/00....     Aa1/AA        1,029,375
                                                                                 ------------

MEXICO (1.0%)
BANKING
    1,000,000  Banco Nacional de Comercio Exterior SNC, Series E,
                 MTN, 8.00%
                 due 04/14/00....................................     Ba2/BB        1,007,500
                                                                                 ------------

NETHERLANDS (2.6%)
FINANCIAL SERVICES
    1,000,000  Ford Capital BV, 9.50% due 08/09/00...............      A1/A         1,065,000
    1,500,000  Westdeutsche Landesbank Girozentale, Curacao NV,
                 Series E, MTN,
                 Callable 05/20/99, 7.25% due 05/20/02...........    Aa1/AA+        1,518,750
                                                                                 ------------
                                                                                    2,583,750
                                                                                 ------------

PANAMA (2.0%)
BANKING
    1,000,000  Banco Latinoamericano de Exportaciones, S.A.,
                 (144A), 6.55%
                 due 04/15/03....................................    Baa2/BBB         989,150
    1,000,000  Banco Latinoamericano de Exportaciones, S.A..
                 (144A), 6.64%
                 due 09/30/02....................................    Baa2/BBB         995,150
                                                                                 ------------
                                                                                    1,984,300
                                                                                 ------------

SOUTH KOREA (1.0%)
BANKING
    1,000,000  Export Import Bank of Korea, 9.00% due 05/01/98...    Ba1/BB+        1,000,000
                                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                   MOODY'S/S&P
  PRINCIPAL                                                           RATING
  AMOUNT{::}                  SECURITY DESCRIPTION                 (UNAUDITED)      VALUE
-------------  --------------------------------------------------  ------------  ------------
UNITED KINGDOM (2.1%)
TELEPHONE
$   1,000,000  British Telecom Finance Inc., Callable 02/15/99,
                 9.625% due 02/15/19 (s).........................    Aa1/AAA     $  1,073,090
    1,000,000  Cable & Wireless Communications Inc., Callable,
                 6.375% due 03/06/03.............................    Baa1/A-          998,820
                                                                                 ------------
                                                                                    2,071,910
                                                                                 ------------

VENEZUELA (0.8%)
FINANCIAL SERVICES
      800,000  Corporacion Andina de Fomento, 7.375% due
                 07/21/00........................................    A3/BBB+          816,056
                                                                                 ------------
                   TOTAL FOREIGN CORPORATE OBLIGATIONS (COST
                     $13,168,641)................................                  13,161,040
                                                                                 ------------

FOREIGN GOVERNMENT OBLIGATIONS (8.2%)
CANADA (2.1%)
    2,000,000  Province of Quebec, 9.125% due 03/01/00 (t).......     A2/A+         2,103,940
                                                                                 ------------

FRANCE (3.0%)
FRF 18,000,000 Government of France, 4.75% due 03/12/02..........    Aaa/AAA        3,008,792
                                                                                 ------------

GERMANY (3.1%)
DEM 5,000,000  Government of Germany, 8.50% due 02/20/01.........    Aaa/AAA        3,079,134
                                                                                 ------------
                   TOTAL FOREIGN GOVERNMENT OBLIGATIONS (COST
                     $8,211,549).................................                   8,191,866
                                                                                 ------------

SOVEREIGN BONDS (0.5%)
PANAMA (0.5%)
      515,000  Republic of Panama, (144A), 7.875% due 02/13/02
                 (cost $519,402).................................    Ba1/BB+          515,000
                                                                                 ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (21.6%)
FEDERAL HOME LOAN MORTGAGE CORP. (3.6%)
      571,236  7.00% due 08/15/02..............................................       578,325
    2,983,750  REMIC: Sequential Payer, Series 2019, Class B, 6.50% due
                 07/15/16 (t)..................................................     2,979,088
                                                                                 ------------
                                                                                    3,557,413
                                                                                 ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (11.1%)
       46,528  8.00% due 12/01/07..............................................        47,885
      710,321  8.00% due 12/01/09..............................................       731,513
      401,879  8.00% due 05/01/10..............................................       413,846
       82,396  8.50% due 08/01/05..............................................        85,429
    8,150,000  TBA, May, 7.00% due 5/15/13.....................................     8,300,266

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
  AMOUNT{::}                         SECURITY DESCRIPTION                           VALUE
-------------  ----------------------------------------------------------------  ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$   1,442,264  IO, 7.50% due 12/31/99..........................................  $    351,101
    1,442,264  PO, Zero Coupon, due 12/31/99 (t)...............................     1,129,031
                                                                                 ------------
                                                                                   11,059,071
                                                                                 ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (6.9%)
      942,549  6.00% due 07/20/27..............................................       958,455
      408,978  7.00% due 03/15/09..............................................       418,071
      409,445  7.00% due 07/15/09..............................................       418,641
    5,000,000  TBA, April, 7.50% due 05/15/28..................................     5,135,938
                                                                                 ------------
                                                                                    6,931,105
                                                                                 ------------
                   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST
                    $21,499,747)...............................................    21,547,589
                                                                                 ------------

U.S. TREASURY OBLIGATIONS (4.1%)
U.S. TREASURY NOTES
    2,000,000  6.25% due 08/31/02 (t)..........................................     2,043,820
    1,900,000  7.875% due 08/15/01.............................................     2,025,609
                                                                                 ------------
                   TOTAL U.S. TREASURY OBLIGATIONS (COST $4,078,423)...........     4,069,429
                                                                                 ------------

   SHARES
-------------
CONVERTIBLE PREFERRED STOCK (0.5%)
FINANCIAL SERVICES (0.5%)
       19,774  Equity Residential Properties Trust, Series A, Callable
                 06/01/00, 9.375% (cost $514,915)..............................       511,652
                                                                                 ------------

  PRINCIPAL
  AMOUNT{::}
-------------
SHORT-TERM INVESTMENTS (18.4%)
COMMERCIAL PAPER -- DOMESTIC (12.4%)
$   2,000,000  CVS Corp., 5.80% due 5/14/98 (y)................................     1,995,847
    3,000,000  CVS Corp., 5.80% due 5/18/98 (y)................................     2,991,854
    1,750,000  Sumitomo Capital, 5.90% due 6/4/98 (y)..........................     1,745,625
    2,000,000  Texas Utilities Co., 5.83% due 5/13/98 (s) (y)..................     1,996,114
    1,676,000  Union Pacific Resources Group, 5.76% due 5/18/98 (y)............     1,671,441
    2,000,000  Williams Holdings of Delaware, 5.00% due 5/1/98 (t) (y).........     2,000,000
                                                                                 ------------
                   TOTAL COMMERCIAL PAPER (COST $12,403,296)...................    12,400,881
                                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
  AMOUNT{::}                         SECURITY DESCRIPTION                           VALUE
-------------  ----------------------------------------------------------------  ------------
OTHER INVESTMENT COMPANIES (0.0%)
$         202  Seven Seas Money Market Fund (cost $202)........................  $        202
                                                                                 ------------

REPURCHASE AGREEMENT (6.0%)
    5,996,000  Goldman Sachs Repurchase Agreement, 5.52% dated 4/30/98 due
                 5/1/98, proceeds $5,996,919, (collateralized by $3,909,000
                 FHLMC, 6.62% due 3/17/08, valued at $3,869,696; $2,255,000
                 FHLB, 5.53% due 1/15/03, valued at $2,249,861) (cost
                 $5,996,000)...................................................     5,996,000
                                                                                 ------------
                   TOTAL SHORT-TERM INVESTMENTS (COST $18,399,498).............    18,397,083
                                                                                 ------------
               TOTAL INVESTMENTS (COST $116,764,416) (117.0%)..................   116,724,899
               LIABILITIES IN EXCESS OF OTHER ASSETS (-17.0%)..................   (16,993,784)
                                                                                 ------------
               NET ASSETS (100.0%).............................................  $ 99,731,115
                                                                                 ------------
                                                                                 ------------

------------------------------
Note: Based on the cost of investments of $116,790,823 for federal income tax purposes at April 30, 1998, the aggregate gross unrealized appreciation and depreciation was $248,998 and $314,923, respectively, resulting in net unrealized depreciation of $65,925.

{::}Denominated in USD unless otherwise indicated.

(s) Security is fully or partially segragated with custodian as collateral for futures contracts or with broker as initial margin for futures contracts. $14,231,493 of the market value has been segregated.

(t) All or a portion of the security has been segregated as collateral for TBA securities.

(v) Rate shown reflects current rate on variable rate instrument.

(y) Yield to Maturity

Abbreviations used in the schedule of investments are as follows:

144A - Securities restricted for resale to Qualified Institutional Buyers.

CSTR - Collateral Strip Rate

DEM - German Mark

FRF - French Franc

IO - Interest Only

MTN - Medium Term Note

NR - Not Rated

PO - Principal Only

REMIC - Real Estate Mortgage Investment Conduit

TBA - Security purchased on a forward commitment basis with an appropriate amount and no definitive maturity. The actual principal amount and maturity will be determined upon settlement date.

USD - United States Dollar

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $116,764,416 )          $116,724,899
Receivable for Investments Sold                       1,752,850
Interest Receivable                                   1,410,258
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                     66,945
Receivable for Expense Reimbursement                     12,834
Deferred Organization Expenses                              255
Prepaid Trustees' Fees                                       47
Prepaid Expenses and Other Assets                            52
                                                   ------------
    Total Assets                                    119,968,140
                                                   ------------
LIABILITIES
Payable for Investments Purchased                    20,059,069
Variation Margin Payable                                103,985
Advisory Fee Payable                                     19,791
Unrealized Depreciation of Forward Foreign
  Currency Contracts                                      7,395
Administrative Services Fee Payable                       2,304
Custody Fee Payable                                         555
Fund Services Fee Payable                                   315
Administration Fee Payable                                   83
Accrued Expenses                                         43,528
                                                   ------------
    Total Liabilities                                20,237,025
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $ 99,731,115
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                               $2,533,848
EXPENSES
Advisory Fee                                       $ 98,805
Custodian Fees and Expenses                          22,515
Professional Fees and Expenses                       16,794
Administrative Services Fee                          11,786
Fund Services Fee                                     1,181
Administration Fee                                      814
Amortization of Organization Expense                    679
Trustees' Fees and Expenses                             450
Miscellaneous                                         3,983
                                                   --------
    Total Expenses                                  157,007
Less: Reimbursement of Expenses                     (58,203)
                                                   --------
NET EXPENSES                                                      98,804
                                                              ----------
NET INVESTMENT INCOME                                          2,435,044
NET REALIZED GAIN (LOSS) ON
  Investment Transactions                            58,902
  Futures Contracts                                  39,747
  Foreign Currency Contracts and Transactions       (40,616)
                                                   --------
    Net Realized Gain                                             58,033
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  Investments                                       (85,727)
  Futures Contracts                                   3,333
  Foreign Currency Contracts and Translations        51,705
                                                   --------
    Net Change in Unrealized Depreciation                        (30,689)
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $2,462,388
                                                              ----------
                                                              ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE SIX
                                                   MONTHS ENDED
                                                    APRIL 30,      FOR THE FISCAL
                                                       1998          YEAR ENDED
                                                   (UNAUDITED)    OCTOBER 31, 1997
                                                   ------------   ----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $  2,435,044   $     2,273,493
Net Realized Gain on Investments and Foreign
  Currency Contracts and Translations                    58,033            79,239
Net Change in Unrealized Depreciation of
  Investments and Foreign Currency Contracts and
  Translations                                          (30,689)         (139,526)
                                                   ------------   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                      2,462,388         2,213,206
                                                   ------------   ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                        68,461,410        30,736,099
Withdrawals                                         (13,144,504)      (17,029,595)
                                                   ------------   ----------------
    Net Increase from Investors' Transactions        55,316,906        13,706,504
                                                   ------------   ----------------
    Total Increase in Net Assets                     57,779,294        15,919,710
NET ASSETS
Beginning of Period                                  41,951,821        26,032,111
                                                   ------------   ----------------
End of Period                                      $ 99,731,115   $    41,951,821
                                                   ------------   ----------------
                                                   ------------   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                                    FOR THE PERIOD
                                                       FOR THE        FOR THE FISCAL YEAR ENDED      JULY 8, 1993
                                                   SIX MONTHS ENDED          OCTOBER 31,           (COMMENCEMENT OF
                                                    APRIL 30, 1998    -------------------------   OPERATIONS) THROUGH
                                                     (UNAUDITED)      1997   1996   1995   1994    OCTOBER 31, 1993
                                                   ----------------   ----   ----   ----   ----   -------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                    0.25%(a) 0.25% 0.38%  0.42%  0.36%                0.37%(a)
  Net Investment Income                                       6.16%(a) 6.17% 5.65%  6.11%  5.01%                3.99%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                     0.15%(a) 0.30% 0.23%  0.04%  0.05%                1.00%(a)
Portfolio Turnover                                             198%(b)  219%  191%   177%   230%                 116%(b)

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Short Term Bond Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York on January 29, 1993. The portfolio commenced operations on July 8, 1993. The portfolio's investment objective is to provide a high total return while attempting to limit the likelihood of negative quarterly returns. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

Investments in emerging and international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in emerging market and foreign countries could adversely affect the liquidity or value, or both, of such securities in which the portfolio is invested. The ability of the issuers of debt, asset-backed and mortgage securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of asset-backed and mortgage securities can be significantly affected by changes in interest rates or rapid principal repayments including pre-payments.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for each security. The value of such security will be based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All short-term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

      The portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

THE SHORT TERM BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio incurred organization expenses in the amount of $5,380. Morgan Guaranty Trust Company of New York ("Morgan") has paid the organization expenses of the fund. The fund has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five-years beginning with the commencement of operations of the fund.

   e) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates, and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations. At April 30, 1998, the portfolio had open forward currency contracts as follows:

      SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                   U.S.
                                                                  DOLLAR    NET UNREALIZED
                                                    CONTRACTUAL  VALUE AT   APPRECIATION/
PURCHASE CONTRACTS                                    VALUE      4/30/98    (DEPRECIATION)
--------------------------------------------------  ----------  ----------  --------------
French Franc 12,076,130 expiring 05/20/98.........  $1,977,716  $2,009,041  $   31,325
Japanese Yen 265,000,000 expiring 07/01/98........   2,018,279   2,023,246       4,967

                                                    SETTLEMENT
SALES CONTRACTS                                       VALUE
--------------------------------------------------  ----------
French Franc 12,076,130 expiring 05/20/98.........  $2,001,646  $2,009,041  $   (7,395)
French Franc 18,300,000 expiring 07/31/98.........   3,072,429   3,056,667      15,762
German Mark 5,627,639 expiring 07/30/98...........   3,159,642   3,151,612       8,030
Japanese Yen 265,000,000 expiring 07/01/98........   2,030,107   2,023,246       6,861
                                                                            --------------
Net Unrealized Appreciation on Forward Foreign
 Currency Contracts...............................                          $   59,550
                                                                            --------------
                                                                            --------------

   f) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into contract. Upon entering into such a contract the portfolio is required to pledge to the

THE SHORT TERM BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------
      broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. Futures transactions during the six months ended April 30,1998 are summarized as follows:

      SUMMARY OF OPEN CONTRACTS AT APRIL 30, 1998

                                                                     NET UNREALIZED
                                                                     APPRECIATION/    PRINCIPAL AMOUNT
                                                   CONTRACTS SHORT   (DEPRECIATION)     OF CONTRACTS
                                                   ---------------   --------------   ----------------
U.S. Five Year Note, expiring June 1998..........             176    $       4,360    $    19,169,111
U.S. Two Year Note, expiring June 1998...........              15           (1,027)         3,118,269
                                                   ---------------   --------------   ----------------
Totals...........................................             191    $       3,333    $    22,287,380
                                                   ---------------   --------------   ----------------
                                                   ---------------   --------------   ----------------

   g) The fund may enter into commitments to buy and sell investments to settle on future dates as part of its normal investment activities. These commitments are reported at market value in the financial statements. Credit risk exists on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the security were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

   h) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the portfolio pays Morgan at an annual rate of 0.25% of the portfolio's average daily net assets. For the six months ended April 30,1998, such fees amounted to $98,805.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended April 30,1998, the fee for theses services amounted to $814.

THE SHORT TERM BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios for which Morgan acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust (formerly JPM Series Trust) in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended April 30, 1998, the fee for these services amounted to $11,786.

      In addition, Morgan has agreed to reimburse the portfolio to the extent necessary to maintain the total operating expenses of the portfolio at no more than 0.25% of the average daily net assets of the portfolio through February 28, 1999. For the six months ended April 30, 1998, Morgan has agreed to reimburse the portfolio $58,202 for expenses under this agreement.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $1,181 for the six months ended April 30, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $200.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended April 30, 1998 were as follows:

                                                     COST OF        PROCEEDS
                                                    PURCHASES      FROM SALES
                                                   ------------   ------------
U.S. Government and Agency Obligations...........  $ 94,707,572   $ 85,316,746
Corporate and Collateralized Mortgage
 Obligations.....................................   114,325,361     61,937,824
                                                   ------------   ------------
                                                   $209,032,933   $147,254,570
                                                   ------------   ------------
                                                   ------------   ------------

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

J.P. MORGAN FUNDS

            PRIME MONEY MARKET FUND

            FEDERAL MONEY MARKET FUND

            TAX EXEMPT MONEY MARKET FUND

            CALIFORNIA MONEY MARKET FUND

            SHORT TERM BOND FUND

            BOND FUND

            GLOBAL STRATEGIC INCOME FUND

            EMERGING MARKETS DEBT FUND

            TAX EXEMPT BOND FUND

            NEW YORK TOTAL RETURN BOND FUND

            CALIFORNIA BOND FUND: SELECT SHARES

            DIVERSIFIED FUND

            DISCIPLINED EQUITY FUND

            U.S. EQUITY FUND

            U.S. SMALL COMPANY FUND

            U.S. SMALL COMPANY OPPORTUNITIES FUND

            TAX AWARE U.S. EQUITY FUND: SELECT SHARES

            INTERNATIONAL EQUITY FUND

            EUROPEAN EQUITY FUND

            JAPAN EQUITY FUND

            INTERNATIONAL OPPORTUNITIES FUND

            EMERGING MARKETS EQUITY FUND

            GLOBAL 50 FUND: SELECT SHARES


FOR MORE INFORMATION ON THE J.P. MORGAN FUNDS,
CALL J.P. MORGAN FUNDS SERVICES AT
(800) 521-5411.


J.P. MORGAN
SHORT TERM
BOND FUND


SEMI-ANNUAL REPORT
APRIL 30, 1998